ACCOUNTING PRINCIPLES AND POLICIES - Pension plan (Details) - Pension defined benefit plans	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Period of service by employee	6 months
Employee age	18 years
First range
Disclosure of defined benefit plans [line items]
Amount matched by employer in defined contribution pension (as percentage)	1
Employee contribution in defined contribution pension (as percentage)	0.03
Second range
Disclosure of defined benefit plans [line items]
Amount matched by employer in defined contribution pension (as percentage)	0.50
Second range | Bottom of range
Disclosure of defined benefit plans [line items]
Employee contribution in defined contribution pension (as percentage)	0.03
Second range | Top of range
Disclosure of defined benefit plans [line items]
Employee contribution in defined contribution pension (as percentage)	0.05
Third range
Disclosure of defined benefit plans [line items]
Employee contribution in defined contribution pension (as percentage)	0.05